UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09437
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Lindbergh Funds
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(Exact name of registrant as specified in charter)

5520 Telegraph Road. St. Louis, MO                              63129
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         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
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Unified Fund Services, Inc.
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431 N. Pennsylvania St.
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Indianapolis, IN 46204
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(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/04
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.


          LINDBERGH SIGNATURE FUND
          SCHEDULE OF INVESTMENTS
          NOVEMBER 30, 2004 (UNAUDITED)

          COMMON STOCKS - 53.50%


          NUMBER OF SHARES                                                      MARKET VALUE

                         CRUDE PETROLEUM & Natural Gas - 7.84%
               6,762     Apache Corp.                                               $ 365,554
              10,160     Patina Oil & Gas Corp.                                       337,312
              15,100     Plains Exploration & Production *                            423,253
                                                                                 -------------
                                                                                    1,126,119
                                                                                 -------------

                         DEEP SEA FOREIGN TRANSPORTATION OF FREIGHT - 4.13%
              13,040     General Maritime Corp. *                                     592,668
                                                                                 -------------

                         ELECTRIC HOUSEWARES & FANS - 1.89%
              9,650      Helen of Troy, Ltd *                                         271,551
                                                                                 -------------

                         ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 2.43%
              9,140      St. Jude Medical, Inc. *                                     348,600
                                                                                 -------------

                         MISCELLANEOUS TRANSPORTATION EQUIPMENT - 3.08%
              6,720      Polaris Industries, Inc.                                     442,848
                                                                                 -------------

                         MOTORCYCLES, BICYCLES & PARTS - 2.11%
              5,250      Harley-Davidson, Inc.                                        303,555
                                                                                 -------------

                         ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES - 5.36%
              9,320      Mine Safety Appliances Co.                                   441,768
              5,920      Respironics, Inc. *                                          327,850
                                                                                 -------------
                                                                                      769,618
                                                                                 -------------

                         POULTRY SLAUGHTERING & PROCESSING - 1.91%
              7,360      Sanderson Farms, Inc.                                        274,160
                                                                                 -------------

                         REAL ESTATE INVESTMENT TRUSTS - 2.01%
             14,560      Annaly Mortgage Management, Inc.                             288,288
                                                                                 -------------

                         RETAIL - EATING PLACES - 2.18%
             12,150      Applebee's International, Inc.                               312,255
                                                                                 -------------

                         RETAIL - WOMEN'S CLOTHING STORES - 2.15%
              8,000      Chico's Fashions, Inc. *                                     308,800
                                                                                 -------------

                         SERVICES - COMPUTER PROGRAMMING SERVICES - 4.41%
             16,620      Cognizant Technology Solutions Corp. *                       633,720
                                                                                 -------------

                         SERVICES - HEALTH SERVICES - 2.30%
              2,640      Wellpoint Health Networks *                                  330,264
                                                                                 -------------

                         SERVICES - MEDICAL LABORATORIES - 2.29%
              3,500      Quest Diagnostics                                            328,125
                                                                                 -------------

                         SERVICES - PERSONAL SERVICES - 2.70%
              8,670      Regis Corp.                                                  387,115
                                                                                 -------------

                         SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.84%
              6,000      Stryker Corp.                                                263,940
                                                                                 -------------

                                        1

          LINDBERGH SIGNATURE FUND
          SCHEDULE OF INVESTMENTS - CONTINUED
          NOVEMBER 30, 2004 (UNAUDITED)

          COMMON STOCKS - 53.50%


          NUMBER OF SHARES                                                       MARKET VALUE

                        WHOLESALE - COMPUTERS & PERIPHERAL
                              EQUIPMENT & SOFTWARE - 2.59%
              5,740      ScanSource, Inc. *                                         $ 371,378
                                                                                 -------------

                        WHOLESALE - MEDICAL, DENTAL &
                              HOSPITAL EQUIPMENT & SUPPLIES - 2.28%
              8,000      Patterson Companies, Inc. *                                  326,880
                                                                                 -------------

          TOTAL COMMON STOCKS (COST $5,407,025)                                     7,679,884
                                                                                 -------------

          EXCHANGE TRADED FUNDS - 12.92%
                         EXCHANGE-TRADED FUNDS - 12.92%
              31,000     iShares MSCI Japanese Index Fund                             319,610
               8,100     iShares Russell 2000 Value Index Fund                      1,535,274
                                                                                 -------------

          TOTAL EXCHANGE-TRADED FUNDS (COST $1,617,613)                             1,854,884
                                                                                 -------------

          SHORT-TERM INVESTMENTS - 33.71%

          PRINCIPAL AMOUNT                                                       MARKET VALUE

                         U.S. TREASURY & AGENCY OBLIGATIONS - 24.17%
          $ 3,500,000    U.S. Treasury Bill, 4/14/2005 (a) (Cost $3,476,891)       $3,470,754
                                                                                 -------------

          NUMBER OF SHARES                                                       MARKET VALUE

                         MONEY MARKET SECURITIES - 9.54%
            1,369,267    Money Market Fiduciary, 0.77%, (b) (Cost $1,369,267)       1,369,267
                                                                                 -------------

                         TOTAL INVESTMENTS (COST $11,870,797) - 100.13%            14,374,789
                                                                                 -------------

                         LIABILITES IN EXCESS OF CASH AND OTHER ASSETS - (0.13)%      (18,933)
                                                                                 -------------

                         TOTAL NET ASSETS - 100.00%                               $14,355,856
                                                                                 =============

          * Non-income producing.
          (a) A portion of the security held at broker as collateral for futures trading.
          (b) Variable rate security; the coupon rate shown represents the rate at November 30, 2004.

                                        2

          LINDBERGH SIGNATURE FUND
          SCHEDULE OF FUTURES CONTRACTS
          NOVEMBER 30, 2004 (UNAUDITED)


                                                                                  UNREALIZED
          CONTRACTS                                                              APPRECIATION
          FUTURES CONTRACTS PURCHASES
                16       S&P 500 Index Future / December 2004 @ 250               $    92,272
                                                                                 -------------


          TAX RELATED
          Unrealized appreciation                                                 $ 2,654,648
          Unrealized depreciation                                                     (58,384)
                                                                                 -------------
          Net unrealized appreciation                                             $ 2,596,264
                                                                                 =============

          Aggregate cost of securities for income tax purposes                   $ 11,870,797
                                                                                 -------------

          RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

          Securities that trade on an organized exchange are valued at the closing price reported by the exchange on which the securities are traded. Lacking a closing price, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the reported closing price. Lacking a closing price, the securities are valued at the average of the closing bid and asked prices. Debt securities maturing in 60 days or less are usually valued at amortized (gradually reduced) cost. Longer-term debt securities may be valued by an independent pricing service. Securities with unavailable market quotations and other assets are valued at "fair value" - which is determined or directed by the Board of Trustees.

          Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service, in accordance with Trust valuation procedures. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.

          Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

          Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of January 14, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Lindbergh Funds
            ----------------


By
* /s/ Dewayne Wiggins
  -------------------------------------
      Dewayne Wiggins, President

Date: January 7, 2005
     ----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
* /s/ Dewayne Wiggins
  --------------------------------------
      Dewayne Wiggins, President

Date: January 7, 2005
      ----------------------------------

By
*   /s/ Freddie Jacobs, Jr.
  --------------------------------------------------
    Freddie Jacobs, Jr., Principal Accounting Officer

Date:  January 18, 2005
      --------------------------------